Acquisitions - Schedule of Aggregate Purchase Price (Details) (10-K) - USD ($)		9 Months Ended	12 Months Ended
	Jun. 26, 2020	Feb. 28, 2021	May 31, 2020
Business Acquisition [Line Items]
Total	$ 315,000	$ 466,389
The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Total			$ 6,090,000
PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Total			1,440,000
Restricted Stock [Member] | The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Total			6,090,000
Restricted Stock [Member] | PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Total			$ 1,440,000